UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 31, 2008 to April 15, 2008

Commission File Number of issuing entity: 333-144316-01

Fifth Third Auto Trust 2008-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-144316

Fifth Third Holdings Funding, LLC

(Exact name of depositor as specified in its charter)

Fifth Third Bank

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

26-6088654

(I.R.S. Employer Identification No. of issuing entity)

1701 Golf Road Tower 1, 9th Floor Rolling Meadows, Illinois	60008
(Address of principal executive offices of the issuing entity)	(Zip Code)

(847) 354-7341

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2-A Notes			X
Class A-2-B Notes			X
Class A-3-A Notes			X
Class A-3-B Notes			X
Class A-4-A Notes			X
Class A-4-B Notes			X
Class B Notes			X
Class C Notes			X
Class D Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Fifth Third Auto Trust 2008-1 as of the April 11, 2008 determination date, are attached as Exhibit 99.1.

PART II—OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Significant Enhancement Provider Information.

None.

Item 8.	Other Information.

None.

Item 9.	Exhibits.

Exhibit 99.1	Monthly Distribution and Pool Performance Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

April 30, 2008

FIFTH THIRD AUTO TRUST 2008-1

By:	Fifth Third Bank, an Ohio banking corporation, as Servicer

By:	/s/ Tayfun Tuzun
	Name:	Tayfun Tuzun
	Title:	Vice President, Assistant Treasurer

FIFTH THIRD HOLDINGS FUNDING, LLC

By:	/s/ Tayfun Tuzun
	Name:	Tayfun Tuzun
	Title:	President

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.1	Monthly Distribution and Pool Performance Report